Debt (Tables)	12 Months Ended
Dec. 31, 2011
Selected Information About Debt Issues

Selected Information about Debt Issues

				As of December 31,
				2011				2010
Instrument	Annual Percentage Rate	Issue Date	Periodic Interest Payments Due	Outstanding Principle (Par Value)	Outstanding Principle (Book Value)	Outstanding Principle (Fair Value)		Outstanding Principle (Book Value)
Notes, due 5/15/23(1)(2)	7.875%	5/93	5/15 & 11/15	$165,612	$163,344	$195,654		$163,227
Notes, due 8/1/13(1)(2)	7.375%	7/93	2/1 & 8/1	94,050	93,823	100,302		93,700
Senior Notes, due 6/15/16(1)(8)	6.375%	6/06	6/15 & 12/15	250,000	247,875	275,910		247,477
Senior Notes, due 6/15/19(1)(8)	9.250%	6/09	6/15 & 12/15	292,647	289,661	375,276		289,397
Issue Expenses(3)				0	(4,132)	0		(4,158)

Subtotal long-term debt				802,309	790,571	947,142		789,643

Junior Subordinated
Debentures due 6/1/46(4)(5)	7.100%	6/06	quarterly(6)	123,711	123,711	122,208	(7)	123,711

Total funded debt				926,020	914,282	1,069,350		913,354

Commercial Paper(9)				225,000	224,842	224,842		198,875

				$1,151,020	$1,139,124	$1,294,192		$1,112,229

(1)	All securities other than the Junior Subordinated Debentures have equal priority with one another.
(2)	Not callable.
(3)	Unamortized issue expenses related to Trust Preferred Securities.
(4)	Junior Subordinated Debentures are classified as “Due to affiliates” and are junior to other securities in priority of payment.
(5)	Callable anytime
(6)	Quarterly payments on the first day of March, June, Sept., and Dec.
(7)	Fair value of Trust Preferred Securities.
(8)	Callable subject to “make-whole” premium.
(9)	Classified as short-term debt.